Significant basis of preparation and accounting policies_Reclassification and measurement financial assets and financial liabilities at date of initial application of IFRS 9 (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of reclassification and mearuement financial assets and financial liabilities at date of initial application of IFRS9
Information on how entity applied classification requirements in IFRS 9 to financial assets whose classification has changed as result of applying IFRS 9	Debt instruments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of subsequent accounting periods (Financial assets at amortized cost). Debt instruments that are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at fair value through other comprehensive income (Financial assets at fair value through other comprehensive income ("FVTOCI")).
Description of reasons for designation or de-designation of financial assets or financial liabilities as measured at fair value through profit or loss at date of initial application of IFRS 9	At initial recognition, financial assets at amortized cost or FVTOCI may be irrevocably designated as financial assets at fair value through profit or loss mandatorily measured at fair value if doing so eliminates or significantly reduces a measurement or recognition inconsistency.
Debt instruments classified as financial assets at amortized cost		₩ 0
Debt instruments classified as FVOCI		0
Financial assets measured at FVTPL that were reclassified to FVTOCI or amortized cost category		0
Financial liabilities measured at FVTPL that were reclassified to FVTOCI or amortized cost category		0
Financial liabilities As of January 1, 2018		294,813,795,000,000
Financial liabilities designated as at FVTPL As of January 1, 2018		251,796,000,000
Accumulated other comprehensive loss in relation to the changes in credit risk of financial liabilities As of January 1, 2018		₩ (133,000,000)	₩ (133,000,000)